NOTES PAYABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes payable in default, including related parties	$ 309	$ 776	$ 700
Dr. Imhoff
Notes payable in default, including related parties	0	199	199
Dr. Cartwright
Notes payable in default, including related parties	2	2	2
Ms. Rosenstock
Notes payable in default, including related parties	0	50	50
Mr. Fowler
Notes payable in default, including related parties	26	26	26
Mr. Mermelstein
Notes payable in default, including related parties	264	244	211
GPB
Notes payable in default, including related parties	17	17	17
Aquarius
Notes payable in default, including related parties	0	108	108
Accilent
Notes payable in default, including related parties	0	58	0
Mr. Blumberg
Notes payable in default, including related parties	0	70	70
Mr. James
Notes payable in default, including related parties	$ 0	2	2
GHS
Notes payable in default, including related parties		$ 0	$ 15